CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 44,979	$ 20,067
Available-for-sale marketable securities	29,448	30,372
Short-term bank deposits	29,989	84,387
Trade receivables (net of allowance for doubtful accounts and sales reserves in a total amount of $ 1,150 and $ 1,947 in 2013 and 2014, respectively)	25,637	24,911
Other current assets and prepaid expenses	8,107	6,323
Inventories	16,844	14,190
Total current assets	155,004	180,250
LONG-TERM INVESTMENTS:
Available-for-sale marketable securities	114,519	113,377
Long-term bank deposits	111,754	37,497
Severance pay fund	3,040	3,319
Total long-term investments	229,313	154,193
Property and equipment, net	20,592	17,523
Intangible assets, net	4,756	5,070
Goodwill	30,069	30,069
Other long-term assets	3,234	1,629
Total assets	442,968	388,734
CURRENT LIABILITIES:
Trade payables	9,817	8,798
Deferred revenues	41,966	38,674
Employees and payroll accruals	11,084	8,576
Other payables and accrued expenses	12,959	10,656
Total current liabilities	75,826	66,704
LONG TERM LIABILITIES:
Deferred revenues	25,382	20,036
Other long-term liabilities	8,063	7,874
Total long-term liabilities	33,445	27,910
COMMITMENTS AND CONTINGENT LIABILITIES
Share capital -
Ordinary shares of NIS 0.05 par value - Authorized: 60,000,000 at December 31, 2013 and 2014; Issued: 48,862,060 and 51,942,823 shares at December 31, 2013 and 2014, respectively; Outstanding: 44,733,589 and 46,926,497 shares at December 31, 2013 and 2014, respectively	654	611
Additional paid-in capital	294,084	262,809
Treasury stock (4,128,471) and (5,016,326) of Ordinary shares at December 31, 2013 and 2014, respectively	(41,153)	(25,984)
Accumulated other comprehensive income	211	1,733
Retained earnings	79,901	54,951
Total shareholders' equity	333,697	294,120
Total liabilities and shareholders' equity	$ 442,968	$ 388,734